                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09751

                      FORTRESS REGISTERED INVESTMENT TRUST
               (Exact name of Registrant as specified in charter)

1345 Avenue of the Americas, 46th Floor, New York, NY                    10105
      (Address of principal executive offices)                        (Zip code)

  Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 798-6100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant's unaudited semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FORTRESS REGISTERED INVESTMENT TRUST

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                       1

CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED):

   Consolidated Statement of Assets and Liabilities at June 30, 2006          2

   Consolidated Schedule of Investments at June 30, 2006                      3

   Notes to Consolidated Schedule of Investments                              5

   Consolidated Statement of Operations for the Six Months Ended June 30,
      2006 and Consolidated Financial Highlights for the Six Months Ended
      June 30, 2006 and the Years Ended December 31, 2005, 2004, 2003,
      2002 and 2001                                                           6

   Consolidated Statement of Cash Flows for the Six Months Ended
      June 30, 2006                                                           7

   Consolidated Statements of Changes in Net Assets for the Six Months
      Ended June 30, 2006 and the Year Ended December 31, 2005                8

   Notes to Consolidated Financial Statements                                 9

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Fortress Registered Investment Trust

We have reviewed the accompanying consolidated statement of assets and liabilities of Fortress Registered Investment Trust (the "Company"), including the consolidated schedule of investments, as of June 30, 2006, and the related consolidated statements of operations, cash flows, changes in net assets, and financial highlights for the six-month period ended June 30, 2006. These interim consolidated financial statements and financial highlights are the responsibility of the Company's management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim consolidated financial statements and financial highlights referred to above for them to be in conformity with U.S generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the consolidated statement of changes in net assets for the year ended December 31, 2005, and financial highlights for each of the five years in the period ended December 31, 2005, and in our report dated February 28, 2006, we expressed an unqualified opinion on such consolidated statement of changes in net assets and financial highlights.

                                        /s/Ernst & Young

August 29, 2006
New York, New York

FORTRESS REGISTERED INVESTMENT TRUST

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
(dollar amounts in thousands)

                                                                        June 30, 2006
                                                                        -------------
ASSETS
   Investments in controlled affiliates, at fair value (cost $63,593)    $ 1,379,586
   Cash and cash equivalents                                                  33,256
   Restricted cash                                                             2,972
   Due from affiliates                                                         9,429
   Other assets                                                                  823
                                                                         -----------
                                                                           1,426,066
                                                                         -----------
LIABILITIES
   Foreign currency hedge liability                                           25,295
   Accounts payable and other liabilities                                      8,471
   Due to affiliates                                                           4,663
   Preferred equity (mandatorily redeemable)                                      52
                                                                         -----------
                                                                              38,481
                                                                         -----------
Commitments and contingencies                                                     --
                                                                         -----------
NET ASSETS (1,000,000 shares issued and outstanding)                     $ 1,387,585
                                                                         ===========
NET ASSETS CONSIST OF:
   Capital paid in                                                       $   974,134
   Capital distributed                                                    (1,040,571)
   Undistributed net investment income                                        16,626
   Undistributed net realized capital gains                                  146,698
   Accumulated net unrealized gain                                         1,290,698
                                                                         -----------
                                                                         $ 1,387,585
                                                                         ===========

See notes to consolidated financial statements.

FORTRESS REGISTERED INVESTMENT TRUST

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2006

                                                                                                            DIVIDENDS,
                                                                                                             INTEREST
                                                                                                NUMBER OF       AND
                                                                                                 SHARES,     REALIZED
                                % OF                                                            PRINCIPAL/     GAINS
                             CONTROLLED                                                          NOTIONAL       AND
                              AFFILIATE  COST (C)(D)  NAME OF ISSUE OR NATURE OF INDEBTEDNESS     AMOUNT      LOSSES     FAIR VALUE
CONTROLLED AFFILIATE (A)        OWNED       (000S)          HELD BY CONTROLLED AFFILIATE          (000S)      (000S)       (000S)
------------------------     ----------  -----------  ---------------------------------------  -----------  ----------  ------------
FRIT Capital Trading LLC        100%       $21,000    U.S. Government treasury securities;     $ 2,000,249  $   6,968   $ 1,985,400
                                                      4.94%; sold July 2006

                                                      Repurchase agreements with Goldman       $(1,965,546)    (9,042)   (1,965,546)
                                                      Sachs & Co. and Deutsche Bank; 5.19%;
                                                      repaid July 2006

                                                      Cash at custodial account                $     1,146         --         1,146

Fortress Brookdale               92%             2    Cash                                     $         2         --             2
   Acquisition LLC

FRIT Palazzo Due LLC            100%             7    Palazzo Finance Due S.p.A. Class D       E    11,476        420        19,817
                                                      Asset Backed Variable Return Notes;
                                                      due 2032

FRIT Ital SL                    100%            --    Italfondiario SpA, an Italian holding             --     30,054            --
                                                      company, common stock (Note 5)

Portland Acquisition I LLC      100%        16,588    168,000 square foot building in                   --         --        12,000
                                                      Portland, Oregon

Ital SP Acquisition GP LLC,     100%         4,673    Undivided net interest in approximately          N/A         --        11,965
   SPGP LLC, FRIT Ital SP                             6,600 Italian defaulted secured loans
   Acquisition LP and FRIT
   SP LP

NCS I LLC                        42%         3,349    NCS Holding Company, a speciality                  1      1,560        22,141
                                                      finance company and loan servicer,
                                                      common stock

FRIT Holdings LLC               100%         9,495    Global Signal Inc., a provider of             19,659    181,626       910,620
                                                      telecommunications rental space,
                                                      common stock (e)

                                                      LIBOR interest rate cap at 3.00%;                 --        960            --
                                                      matured June 2006

                                                      Restricted Cash (e)                      $         2        104             2

                                                      Mapeley Limited, a British real estate         6,740     69,016       380,222
                                                      operating company, common stock (e)

                                                      Restricted cash                          $     5,885        149         5,885

                                                      Royal Bank of Scotland swaps related to           --      1,150         2,034
                                                      FRIT Palazzo Due LLC

See notes to consolidated schedule of investments and consolidated financial statements.

FORTRESS REGISTERED INVESTMENT TRUST

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2006

                                                                                                            DIVIDENDS,
                                                                                                             INTEREST
                                                                                                NUMBER OF       AND
                                                                                                 SHARES,     REALIZED
                                % OF                                                            PRINCIPAL/     GAINS
                             CONTROLLED                                                          NOTIONAL       AND
                              AFFILIATE  COST (C)(D)  NAME OF ISSUE OR NATURE OF INDEBTEDNESS     AMOUNT      LOSSES     FAIR VALUE
CONTROLLED AFFILIATE (A)        OWNED       (000S)          HELD BY CONTROLLED AFFILIATE          (000S)      (000S)       (000S)
------------------------     ----------  -----------  ---------------------------------------  -----------  ----------  ------------
                                                      Brookdale Senior Living Inc., an owner         7,400     22,124       331,076
                                                      and operator of senior living
                                                      facilities, common stock (e)

                                                      Dividends receivable                      $    2,590         --         2,590

                                                      Margin loan payable; 3-month LIBOR plus   $  500,000       (395)     (499,039)
                                                      3.5% and due June 2007

                                                      Cash                                      $       56         --            56

Ital Investment Holdings II      100%        2,034    100% net economic interest in Palazzo             --         78        64,602
   LLC and Ital Tre                                   Finance Quattro Limited, an owner
   Investors LP                                       of approximately 4,300 nonperforming
                                                      Italian secured loans on real estate,
                                                      subject to a E255 million loan from
                                                      Lehman Brothers, bearing interest at
                                                      3-month Euribor plus 1.50% and due
                                                      June 2008

                                                      Cash                                      $       60         --            60

Direct investments of FRIT                      --    Global Signal Inc., a provider of                644         --        18,238
                                                      telecommunication rental space, options

                                                --    Global Signal Inc., a provider of                  3          3           136
                                                      telecommunication rental space,
                                                      common stock

                                             6,445    Brookdale Senior Living Inc., an               1,702      1,185        76,179
                                                      owner and operator of senior
                                                      living facilities, common stock
                                           -------                                                          ---------    ----------
   Total Investments (b)                   $63,593                                                          $ 305,960    $1,379,586
                                           =======                                                          =========    ==========

See notes to consolidated schedule of investments and consolidated financial statements.

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2006

(a) An affiliated company is a company in which Fortress Registered Investment Trust ("FRIT") has ownership of at least 5% of the voting securities. These securities are restricted as to public resale and are not readily marketable. With the exception of short term investments, FRIT's controlled affiliates invest principally in real estate related debt and equity securities.

(b) The United States Federal income tax basis of FRIT's investments at the end of the period was approximately $(315.6) million and, accordingly, net unrealized appreciation for United States Federal income tax purposes was approximately $1,695.2 million (gross unrealized appreciation of $1,728.7 million and gross unrealized depreciation of $33.5 million).

(c)  Net of returns of capital.

(d)  Purchases/fundings occurred throughout the period.

(e)  These assets serve as collateral for the margin loan (Note 4).

See notes to consolidated financial statements.

FORTRESS REGISTERED INVESTMENT TRUST

CONSOLIDATED STATEMENT OF OPERATIONS AND FINANCIAL HIGHLIGHTS (Unaudited) (dollar amounts in thousands)

                                                     Six Months
                                                       Ended
                                                   June 30, 2006
                                                   -------------
Income
   Dividends from controlled affiliates              $ 36,885
   Interest income from controlled affiliates           2,492
   Other income                                           793
                                                     --------
                                                       40,170
                                                     --------
Expenses
   Interest expense                                    22,525
   Compensation and benefits                              318
   General and administrative expense                     701
                                                     --------
                                                       23,544
                                                     --------
Net investment income                                  16,626
Net realized gain from controlled affiliate
   investments                                        266,583
Net unrealized (loss) on controlled affiliate
   investments                                         (9,756)
Net realized (loss) from foreign exchange hedges       (3,338)
                                                     --------
Net gain on investments                               253,489
                                                     --------
Net increase in net assets resulting from
   operations                                        $270,115
                                                     ========

FINANCIAL HIGHLIGHTS

                                      Six Months
                                         Ended                  Year Ended December 31,
                                       June 30,    -------------------------------------------------
                                         2006         2005       2004      2003      2002      2001
                                      ----------   ---------   -------   -------   -------   -------
Disclosure of certain ratios:
   Ratio of total expenses to
      average net assets                    3.5%*        0.6%      1.0%      1.5%      2.0%      3.3%
   Ratio of net investment income
      (loss) to average net assets          2.4%*        3.7%      3.3%      5.2%      7.4%     11.7%
   Portfolio turnover rate***              11.0%*       27.1%      8.4%     20.2%     41.3%     36.4%
   IRR since inception                     36.8%        36.6%     27.8%     14.5%     18.6%     22.6%
   Total return                            24.7%       111.4%     76.8%      4.7%     14.6%     22.8%

Per share information:
   Net assets, beginning of period    $1,234.02    $  964.37   $667.63   $698.69   $611.16   $432.08
   Net investment income  (loss) **       16.63        42.06     26.86     34.28     46.94     71.19
   Net realized gain from
      controlled affiliate
      investments**                      266.58        78.35    124.93      2.41     29.90     18.64
   Net unrealized gain (loss) on
      controlled affiliate
      investments**                       (9.75)      775.58    446.13     (4.67)     5.90     51.62
   Net realized gain (loss) from
      foreign exchange hedges**           (3.34)       24.40    (20.15)     0.00      0.00      0.00
                                      ---------    ---------   -------   -------   -------   -------
   Net increase in net assets
      resulting from operations**        270.12       920.39    577.77     32.02     82.74    141.45
   Contributions                           0.00         0.00     99.79      0.00    276.36    187.53
   Distributions (includes tax
      return of capital
      distributions of $26.91,
      $552.59, $241.27, $0.00,
      $222.81, and $62.60,
      respectively)                     (116.55)     (650.74)  (380.82)   (63.08)  (271.57)  (149.90)
                                      ---------    ---------   -------   -------   -------   -------
   Net assets, end of period          $1,387.59    $1,234.02   $964.37   $667.63   $698.69   $611.16
                                      =========    =========   =======   =======   =======   =======

*    Annualized.

** Based on the weighted average number of shares outstanding during the period of 1,000,000.

*** Rate is computed based on the lesser of purchases and sales (contributions and distributions) of controlled affiliates.

See notes to consolidated financial statements.

FORTRESS REGISTERED INVESTMENT TRUST

CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited)
(dollar amounts in thousands)

                                                                          Six Months Ended
                                                                            June 30, 2006
                                                                       ---------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations                         $ 270,115
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
      Net realized (gain)/loss from controlled affiliate investments          (266,583)
      Net realized (gain)/loss from foreign exchange hedges                      3,338
      Net unrealized (gain)/loss on controlled affiliate investments             9,756
      Investments in controlled affiliates                                     (74,868)
      Distributions from controlled affiliates                                 565,443
      Change in:
         Restricted cash                                                        (2,972)
         Due from affiliates                                                     1,518
         Other assets                                                            4,354
         Due to affiliates                                                      (1,916)
         Accounts payable and other liabilities                                 (7,006)
                                                                             ---------
Net cash provided by operating activities                                      501,179
                                                                             ---------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Repayment of margin loan                                                   (464,402)
   Repayment of short term loans                                               (63,000)
   Draws on short term loans                                                    63,000
   Capital contributions                                                            --
   Capital distributions                                                       (68,477)
                                                                             ---------
Net cash used in financing activities                                         (532,879)
                                                                             ---------
NET DECREASE IN CASH AND CASH EQUIVALENTS                                      (31,700)

CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD                                  64,956
                                                                             ---------
CASH AND CASH EQUIVALENTS, END OF PERIOD                                     $  33,256
                                                                             =========
CASH PAID DURING THE PERIOD FOR INTEREST EXPENSE                             $  20,026
                                                                             =========

Supplemental Disclosure of Non-Cash Investing and Financing Activity:

In February 2006, FRIT's indirect ownership of Italfondiario S.p.A ("Ital") was distributed out of FRIT to Fortress Investment Fund Sister Company LLC. At the time of the distribution FRIT's interest in Ital had a fair value of approximately $48.1 million. Such non-cash amount is excluded from distributions from controlled affiliates and capital distributions above.

See notes to consolidated financial statements.

FORTRESS REGISTERED INVESTMENT TRUST

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
(dollar amounts in thousands)

                                                                          Six Months Ended       Year Ended
                                                                            June 30, 2006    December 31, 2005
                                                                          ----------------   -----------------
Increase in net assets resulting from operations
   Net investment income                                                     $   16,626         $   42,060
   Net realized and unrealized gain on controlled affiliate investments         253,489            878,324
                                                                             ----------         ----------

Net increase in net assets resulting from operations                            270,115            920,384

Capital contributions                                                                --                 --
Capital distributions                                                                --           (505,929)
Distributions from net investment income                                             --            (42,060)
Distributions of realized gains                                                (116,548)          (102,747)
                                                                             ----------         ----------
Net increase in net assets                                                      153,567            269,648

Net assets, beginning of period                                               1,234,018            964,370
                                                                             ----------         ----------
Net assets, end of period                                                    $1,387,585         $1,234,018
                                                                             ==========         ==========
Undistributed net investment income                                          $   16,626         $       --
                                                                             ==========         ==========

See notes to consolidated financial statements.

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2006

1.   ORGANIZATION

     Fortress Registered Investment Trust (together with its subsidiaries, "FRIT") was formed on November 23, 1999 as a Delaware business trust and operates as a closed-end, non-diversified management registered investment company ("RIC") under the Investment Company Act of 1940 (the "Act"). FRIT principally invests in real estate-related debt and equity securities. The sole substantive investor in FRIT is Fortress Investment Fund LLC ("Fund I").

     FUND I

     The managing member of Fund I is Fortress Fund MM LLC (the "Fund I Managing Member"), which is approximately 98% owned, through subsidiaries, by Newcastle Investment Holdings LLC ("Holdings"), and approximately 2% owned by Fortress Investment Group LLC (the "Manager") and its affiliates. Holdings and its affiliates, including the Fund I Managing Member, have committed to contribute an aggregate of $100 million, or approximately 11.5% of Fund I's total committed capital, to Fund I; in the aggregate, Holdings and 21 unaffiliated investors (collectively, the "Investors") have committed approximately $872.8 million (the "Capital Commitment") to Fund
     I. In February 2006, a sister company to Fund I was formed as described in
     Note 5. The Capital Commitment was available for all Fund I business, including new investments, over the three years ended April 28, 2003. Subsequent to that date, the Capital Commitment may not be drawn to fund new investments, but is available to maintain the ongoing business of Fund I and Sisterco (Note 5).

     The Fund I Managing Member is entitled to an incentive return (the "Incentive Return") generally equal to 20% of Fund I's returns, as defined, subject to: 1) a 10% cumulative preferred return payable to the Investors and 2) a clawback provision which requires amounts previously distributed as Incentive Return to be returned to Fund I if, upon liquidation of Fund I, the amounts ultimately distributed to the Fund I Managing Member exceed its allocable amount. Fund I is managed by the Manager pursuant to the Managing Member's operating agreement and a management agreement between the Manager and the Fund I Managing Member. In accordance with those agreements, (a) the Manager is entitled to 100% of the management fee payable by Fund I, as further described in Note 3, (b) the Manager is entitled to 50% of the Incentive Return payable by Fund I, (c) Holdings is entitled to 50% of the Incentive Return payable by Fund I and (d) Holdings is entitled to receive 100% of the investment income or loss attributable to the capital invested in Fund I by the Fund I Managing Member. The Manager of Fund I also manages Holdings.

     During the six months ended June 30, 2006, FRIT distributed $68.5 million to Fund I, of which Fund I subsequently distributed $66.9 million to the Fund I Managing Member as Incentive Return. As of June 30, 2006, Fund I had drawn, net of recallable capital distributions, $854.0 million (or 97.8%) of its committed capital. FRIT also distributed its investment in Italfondiario to Fund I, which had a value of $48.1 million at the time of distribution (Note 5).

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2006

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF ACCOUNTING - The accompanying consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). As a RIC, FRIT reports its investments at fair value, including its investments in subsidiaries. As a RIC, FRIT does not consolidate its majority-owned and controlled investments, except to the extent that such companies are investment companies or operating subsidiaries. None of FRIT's investments were investment companies during the period. FRIT consolidates its operating subsidiary, Fortress Capital Finance LLC ("FCF"). All significant intercompany transactions and balances have been eliminated.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     RISKS AND UNCERTAINTIES - In the normal course of business, FRIT may encounter two significant types of economic risk: credit risk and market risk. Credit risk is the risk of default on FRIT's investments in loans, securities or derivatives, as applicable, that results from a borrower's or derivative counterparty's inability or unwillingness to make required or expected payments. Market risk reflects changes in the value of investments in loans, securities or derivatives, as applicable, due to changes in interest rates or other market factors, including the value of the collateral underlying loans and the valuation of equity and debt securities held by FRIT. Management believes that the carrying values of its investments are reasonable, taking into consideration these risks. FRIT also invests in the securities of companies located outside of the United States. FRIT's international operations are subject to the same risks associated with its United States operations as well as additional risks, such as fluctuations in foreign currency exchange rates, unexpected changes in regulatory requirements, heightened risk of political and economic instability, potential adverse tax consequences and the burden of complying with foreign laws. Additionally, FRIT is subject to tax risks. If FRIT were to fail to qualify as a Regulated Investment Company in any taxable year, it would be subject to federal income tax on its taxable income at regular corporate tax rates, which could be material.

     VALUATION OF ASSETS AND LIABILITIES - Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price, except for short positions and call options written, if any, for which the last quoted asked price is used. Short-term notes are stated at amortized cost, which approximates fair value.

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2006

     Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined in accordance with FRIT's valuation policies as approved by FRIT's board of trustees. Such policies include, among other methods, the utilization of discounted cash flow analyses.

     Investments in entities whose functional currency is other than the U.S. dollar are valued based on the spot rate of their respective currency at the end of the respective reporting period. Purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. FRIT does not isolate that portion of the results of operations resulting from changes in foreign currency rates on investments from the fluctuations arising from changes in the fair value of the issue or indebtedness held. FRIT may utilize foreign currency exchange contracts for the purpose of hedging, in part, the risk of changes in foreign currency exchange rates with respect to its investments. Such contracts have been presented together with the underlying hedged assets in the accompanying schedule of investments.

     Due to the inherent uncertainty of valuations of investments without a public market, the estimates of value may differ from the values that are ultimately realized by FRIT, and the differences could be material.

     FEDERAL INCOME TAXES - No income taxes have been provided for in these consolidated financial statements as FRIT's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its members.

     DISTRIBUTIONS TO MEMBERS - Distributions to members are recorded when paid cash. The character of distributions made during the reporting period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to book/tax differences in the character of income and expense recognition.

     During the six months ended June 30, 2006, FRIT declared and paid cash distributions of $68.5 million to Fund I, plus its investment in Italfondiario (as discussed in Note 5) having a value of $48.1 million at the time of distribution. The tax character of these distributions is estimated as follows (in thousands):

                         Ordinary dividends       $     --
                         Long-term capital gain     89,635
                         Return of capital          26,913
                                                  --------
                                                  $116,548
                                                  ========

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2006

     The tax basis components of distributable earnings as of the tax year ended December 31, 2005 were as follows:

Undistributed ordinary income           $       --
Undistributed long-term capital gains           --
Accumulated unrealized appreciation      1,455,559

     The difference between book basis and tax basis accumulated unrealized appreciation is generally due to non-taxable distributions by controlled affiliates of FRIT which were treated as income for book purposes. These distributions have reduced the tax basis of certain controlled affiliates to amounts lower than the book basis, which in turn increases the tax basis accumulated unrealized appreciation in comparison to book basis accumulated unrealized appreciation.

     SECURITY TRANSACTIONS AND REVENUE RECOGNITION - FRIT records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, or in the absence of a formal declaration, on the date it is received. Interest income is recognized as earned on an accrual basis, as are fixed rate preferred dividends. Discounts and premiums on investments are amortized over the life of the respective investment using the effective interest method.

     FRIT does not accrue interest on loans that are past due more than 90 days, or sooner when the probability of collection of interest is deemed insufficient to warrant further accrual. Upon such a determination, these loans are considered to be non-performing.

     CASH AND CASH EQUIVALENTS AND RESTRICTED CASH - FRIT considers all highly liquid short-term investments with a maturity of 90 days or less when purchased to be cash equivalents. Restricted cash consists of cash held by counterparties as collateral for certain foreign currency exchange contracts. Substantially all of FRIT's amounts on deposit with major financial institutions exceed insured limits.

     RECENT ACCOUNTING PRONOUNCEMENTS - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing FRIT's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2006

3.   MANAGEMENT AGREEMENT AND AFFILIATE TRANSACTIONS

     FUND I

     The Manager is paid annual fees by Fund I in exchange for advising Fund I on various aspects of its business, formulating Fund I's investment strategies, arranging for the acquisition and disposition of assets, arranging for financing, monitoring performance, and managing Fund I's day-to-day operations. In addition, the Manager may be reimbursed for various expenses incurred by the Manager on Fund I's behalf, including the costs of legal, accounting and other administrative activities.

     The management fee is calculated at an annual rate of 1.0% of Fund I's Invested Capital (as defined) or total equity commitments during the Capital Commitment Period (as defined). The Capital Commitment Period ended April 28, 2003. Furthermore, the Manager is paid an annual administrative fee on a graduated scale up to 0.5% of Fund I's Invested Capital (as defined) or total equity commitments during the Capital Commitment Period (as defined), based on the size of each Investor's capital commitment. Holdings and its affiliates are not charged management or administrative fees for their investment in Fund I.

     During the six months ended June 30, 2006, Fund I incurred $0.9 million of management and administrative fees.

     The Incentive Return, as described in Note 1, is payable on a Portfolio Investment (as defined) basis, as realized. Accordingly, an Incentive Return may be paid to the Fund I Managing Member in connection with a particular Fund I investment if and when such investment generates proceeds to Fund I in excess of the capital called with respect to such investment, plus a 10% cumulative preferred return thereon. If upon liquidation of Fund I the aggregate amount paid to the Fund I Managing Member as Incentive Return exceeds the amount actually due to the Fund I Managing Member (that is, amounts that should instead have been paid to Investors) after taking into account the aggregate return to Investors, the excess is required to be returned by the Fund I Managing Member (that is "clawed back") to Fund
     I. From inception through June 30, 2006, $127.9 million of Incentive Return has been distributed, all of which is subject to clawback.

     FRIT

     Certain employees and affiliates of FRIT, Fund I and the Manager own $0.1 million of mandatorily redeemable preferred equity in FRIT which is entitled to cumulative preferred dividends at an annual rate of 10% with a liquidation preference of $0.1 million.

     In 2001, an employee co-investment program was adopted whereby certain employees of the Manager and of FRIT's operating subsidiary have the opportunity to invest in Fund I by purchasing part of Holdings' investment. The purpose of the program is to align the interests of FCF's employees and the employees of the Manager with those of Fund I's Investors, including Holdings, and to enable the Manager and FCF to retain such employees and provide

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2006

     them with appropriate incentives and rewards for their performance. These employees are integral to the success of FRIT, Fund I and Holdings. Holdings has set aside $10.0 million of its commitment to Fund I for this program, of which $6.9 million has been allocated. The Manager paid $0.1 million of the purchase price of these commitments on behalf of employees.

     FRIT is party to an agreement (the "Expense Allocation Agreement") between FRIT and other investment vehicles managed by the Manager (the "Managed Funds") whereby the operating expenses of the Managed Funds' operating subsidiaries are allocated based on the relative ratios of each of the Managed Funds' Invested Capital or Capital Commitments, as defined.

     The balance of Due From Affiliates is comprised of $0.5 million due from the Manager and amounts funded on behalf of operating subsidiaries of other Managed Funds of $8.9 million. The balance of Due To Affiliates is comprised of amounts funded on behalf of FRIT by other Managed Funds of $4.7 million.

4.   DEBT, COMMITMENTS AND CONTINGENCIES

     MARGIN LOAN - In December 2005, FRIT entered into a margin loan agreement with Deutsche Bank AG whereby Deutsche Bank AG advanced $464.4 million to FRIT against the value of 6.7 million shares of Mapeley Limited and 19.7 million shares of Global Signal Inc. that were owned by two of FRIT's controlled affiliates. Additionally, 99.985% of FRIT's ownership in such affiliates provided additional security for the loan. The loan bore interest at three month LIBOR plus 2.85% (approximately 8.13% at June 28, 2006) and was repaid on June 28, 2006. During the six months ended June
     30, 2006, the average balance outstanding was approximately $464.4 million or $464.40 per share and the average interest rate paid was approximately 7.62% before the inclusion of unused commitment and other fees, 9.65% after inclusion of such fees.

     In June 2006, FRIT contributed its interest in the above mentioned affiliates as well as 7.4 million shares of Brookdale Senior Living Inc. to FRIT Holdings LLC. FRIT Holdings LLC then pledged 6.7 million shares of Mapeley Limited, 19.7 million shares of Global Signal Inc., and 7.4 million shares of Brookdale Senior Living Inc. as collateral for a new $600 million margin loan from Deutsche Bank AG. Of the $600 million available, $500 million has been drawn to date and, net of loan costs, distributed to FRIT to repay the prior margin loan and provide general liquidity. The remaining $100 million is available to provide for future liquidity needs. The loan bears interest at three month LIBOR plus 3.50% (approximately 9.00% at June 30, 2006) and matures in June 2007. From the date of the loan to June 30, 2006, the average balance outstanding was approximately $500.0 million or $500.00 per share and the average interest rate paid was approximately 9.00% before the inclusion of unused commitment and other fees, 9.48% after inclusion of such fees. FRIT Holdings LLC believes that for similar financial instruments with comparable credit risks, its effective rate approximates a market rate. Accordingly, the carrying amount outstanding is believed to approximate fair value.

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2006

     SHORT TERM NOTES - On March 30, 2006, FRIT executed a short term note in favor of Bank of America in the amount of $30 million. The note, which was secured by FRIT's 92% interest in Fortress Brookdale Acquisition LLC, bore interest at 6.32% and was repaid when due on April 18, 2006. During this period, the average balance outstanding was approximately $30.0 million or $30.00 per share. The average interest rate paid was 6.32% before inclusion of fees, and 9.47% after inclusion of such fees.

     On June 2, 2006, FRIT executed a short term note in favor of Bank of America in the amount of $33 million. The note, which was secured by FRIT's 92% interest in Fortress Brookdale Acquisition LLC, bore interest at 6.71% and was repaid on June 28, 2006. During this period, the average balance outstanding was approximately $33.0 million or $33.00 per share. The average interest rate paid was 6.71% before inclusion of fees, and 8.81% after inclusion of such fees.

     GUARANTEE OF SUBSIDIARY'S OBLIGATION - A subsidiary of FRIT Holdings LLC is a party to swap transactions relating to FRIT's investment in FRIT Palazzo Due LLC. FRIT has guaranteed, with no limit through 2032, the subsidiary's obligations, if any, to pay under the terms of the swap agreements. The swaps settle semi-annually, with the first settlement occurring August 23, 2001.

5.   DISTRIBUTION OF INVESTMENT IN ITALFONDIARIO

     In February 2006, FRIT distributed its indirect ownership of Italfondiario S.p.A. ("Ital"), an Italian loan servicing company, to Fortress Investment Fund Sister Company LLC ("Sisterco") in a taxable transaction under IRC
     Section 311(b). Sisterco was organized as a Sister Company pursuant to Fund I's operating agreement. At the time of the distribution, FRIT's interest in Ital had a fair value of $48.1 million. This transaction resulted in a realized gain of $30.1 million being recorded in the Consolidated Statement of Operations.

FORTRESS REGISTERED INVESTMENT TRUST
Supplemental Information (Unaudited)

I. Board of Trustee Information

Aggregate remuneration paid by Fortress Registered Investment Trust ("the Registrant") during the period January 1 to June 30, 2006, to all trustees equals $51,942.

The Statement of Additional Information includes additional information about trustees and is available upon request without charge by calling collect (212) 798-6100.

II. Proxy Voting

A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling collect (212) 798-6100, and (ii) on the SEC's website at http://www.sec.gov.

Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling collect (212) 798-6100 and (ii) on the SEC's website at http://www.sec.gov.

III. Portfolio Holdings

The Registrant files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following table depicts the percentage of portfolio holdings of the Registrant as of June 30, 2006, by industry based on the fair value of each investment:

Telecommunications                42.9%
Real Property and Real Property
   Companies                      19.9%
Senior Living                     27.1%
Loan Servicing                     1.6%
Nonperforming Mortgage Loans       5.6%
Government Securities              1.5%
Mortgage Loans                     1.4%

ITEM 2. CODE OF ETHICS.

Not required for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the unaudited financial statements.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There have not been any changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter of the period to which this report relates that have materially affected, or are reasonably likely to materially affect, the Registrant's internal controls over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) Certification of Chief Executive Officer and Chief Financial Officer Pursuant to Rule 30a-2(a) under the Act.

(b) Certification pursuant to Rule 30a-2(b) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Registered Investment Trust


By: /s/ Jeffrey Rosenthal
    ---------------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: September 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Wesley R. Edens
    ---------------------------------
Name: Wesley R. Edens
Title: Chief Executive Officer
Date: September 8, 2006


By: /s/ Jeffrey Rosenthal
    ---------------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: September 8, 2006